Related Party Transactions (Details) - Schedule of Short-Term Borrowings from Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Schedule Of Short Term Borrowings From Related Parties Abstract
Short-term borrowings from related parties	[1]	$ 1,666,846	$ 3,148,500

[1]	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $25,570 and $27,350, respectively. This loan is classified as short-term borrowing from a related party. On May 25, 2023, the principal amount of this loan of $1,068,154 was settled under the Netting Arrangement.